Significant Accounting Policies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies (Textual)
Cash		$ 822	$ 272,860	$ 9,262	$ 40,966
Subsidiary or equity method investee, Percentage		100.00%
Unaudited Interim [Member]
Significant Accounting Policies (Textual)
Cash	$ 99,898	$ 8,602	$ 272,860	$ (190)
Estimated useful life of intangible assets	10 years
Subsidiary or equity method investee, Percentage	95.60%
Maximum [Member] | Unaudited Interim [Member]
Significant Accounting Policies (Textual)
Equipment estimated useful life	5 years
Minimum [Member] | Unaudited Interim [Member]
Significant Accounting Policies (Textual)
Equipment estimated useful life	3 years